As filed with the Securities and Exchange Commission on June 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-06111

The Mexico Equity & Income Fund, Inc.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Mr. Arnulfo Rodríguez
C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

877-785-0367
Registrant's telephone number, including area code

Date of fiscal year end: July 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Schedule of Investments.

The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2017 (Unaudited)

MEXICO - 102.75%	Shares	Value

COMMON STOCKS - 97.61%
Airports - 7.09%
Grupo Aeroportuario del Centro Norte, S.A.B. de C.V. - Series B	769,649	$4,271,137
Grupo Aeroportuario del Pacifico, S.A.B. de C.V. - Series B	217,044	2,232,094
		6,503,231
Auto Parts and Equipment - 4.40%
Nemak, S.A.B. de C.V.	1,316,000	1,391,132
Rassini, S.A.B. de C.V.	560,523	2,644,025
		4,035,157
Banking Service Groups - 1.25%
Gentera, S.A.B. de C.V.	682,928	1,144,910
Beverages - 5.75%
Arca Continental, S.A.B. de C.V.	441,312	3,255,468
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	224,438	2,019,736
		5,275,204
Building Materials - 7.18%
Cemex, S.A.B. de C.V. - Series CPO (a)	6,093,429	5,606,204
Grupo Cementos de Chihuahua, S.A.B. de C.V.	206,793	980,839
		6,587,043
Chemical Products - 4.91%
Alpek, S.A.B. de C.V. - Series A	2,183,529	2,617,880
Mexichem, S.A.B. de C.V.	690,322	1,890,338
		4,508,218
Construction and Infrastructure - 5.17%
Promotora y Operadora de Infraestructura, S.A.B. de C.V.	244,857	2,612,553
Promotora y Operadora de Infraestructura, S.A.B. de C.V. - Series L	256,181	2,132,296
		4,744,849
Energy - 3.56%
Infraestructura Energetica Nova, S.A.B. de C.V.	699,458	3,267,438
Financial Groups - 14.25%
Banregio Grupo Financiero, S.A.B. de C.V. - Series O	522,201	3,011,111
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	1,105,467	6,397,824
Grupo Financiero Inbursa, S.A.B. de C.V. - Series O	925,000	1,562,038
Grupo Financiero Interacciones, S.A.B de C.V. - Series O	452,549	2,108,742
		13,079,715
Food - 1.86%
Gruma, S.A.B. de C.V. - Series B	127,755	1,705,956
Holding Companies - 3.27%
Alfa, S.A.B. de C.V. - Series A	2,180,861	2,996,979
Hotels, Restaurants, and Recreation - 4.38%
Alsea, S.A.B. de C.V. - Series A	714,747	2,539,644
Grupe, S.A.B. de C.V. - Series B (a)(b)	599,082	1,479,466
		4,019,110
Mining - 9.91%
Grupo Mexico, S.A.B. de C.V. - Series B	2,400,251	7,059,768
Industrias Penoles, S.A.B. de C.V.	83,756	2,038,369
		9,098,137
Real Estate Services - 2.99%
Corporacion Inmobiliaria Vesta, S.A.B. de C.V.	1,950,458	2,748,736
Retail - 9.07%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	99,916	770,816
Grupo Sanborns, S.A.B. de C.V. - Series B - 1	2,127,617	2,441,217
Organizacion Soriana, S.A.B. de C.V. - Class B (a)	406,600	932,198
Wal-Mart de Mexico, S.A.B. de C.V.	1,852,610	4,182,464
		8,326,695
Telecommunication - 12.57%
America Movil, S.A.B. de C.V. - Series L	11,625,352	8,935,809
Telesites S.A.B. de C.V. (a)	4,153,376	2,603,410
		11,539,219
TOTAL COMMON STOCKS (Cost $81,307,053)		89,580,597

CAPITAL DEVELOPMENT CERTIFICATES - 2.29%
Atlas Discovery Trust II (b)(c)	300,000		2,096,516
TOTAL CAPITAL CERTIFICATES (Cost $1,460,702)			2,096,516

SHORT-TERM INVESTMENTS - 2.85%	Principal
Mexican BANOBRA
0.000% Coupon, 6.431% Effective Yield, 5/02/2017 (d)	22,700,000	*	1,205,622
Mexican INAFIN
0.000% Coupon, 6.487% Effective Yield, 5/03/2017 (d)	26,500,000	*	1,407,441
TOTAL SHORT-TERM INVESTMENTS (Cost $2,594,184)			2,613,063
TOTAL MEXICO (Cost $85,361,939)			94,290,176

UNITED STATES - 0.12%	Shares
INVESTMENT COMPANIES - 0.12%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.646% (e)	114,515		114,515
TOTAL INVESTMENT COMPANIES (Cost $114,515)			114,515
TOTAL UNITED STATES (Cost $114,515)

Total Investments (Cost $85,476,454) - 102.87%			94,404,691
Liabilities in Excess of Other Assets - (2.87)%			(2,622,486)
TOTAL NET ASSETS - 100.00%			$91,782,205

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security. The total market value of this security was $3,575,982, representing 3.90% of net assets.
(c)	Illiquid security. The total market value of this security was $2,096,516, representing 2.29% of net assets.
(d)	Effective yield based on the purchase price. The calculation assumes the security is held to maturity.
(e)	The rate shown represents the 7-day yield at April 30, 2017.
*	Principal amount in Mexican pesos.

The cost basis of investments for federal income tax purposes at April 30, 2017 was as follows:

Cost of investments**	$85,476,454
Gross unrealized appreciation	9,827,068
Gross unrealized depreciation	(898,831)
Net unrealized appreciation	$8,928,237

**Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent annual report.

Significant accounting policies are as follows:

Portfolio Valuation:  Investments are stated at value. Listed equity securities are valued at the closing price on the exchange or market on which the security is primarily traded (the “Primary Market”) at the valuation time. If the security did not trade on the Primary Market, it shall be valued at the closing price on another comparable exchange where it trades at the valuation time. If there are no such closing prices,  the security shall be valued at the mean between the most recent highest bid and lowest ask prices at the valuation time.  Investments in short-term debt securities having a maturity of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days. Other assets and securities for which no quotations are readily available will be valued in good faith at fair value using methods determined by the Board of Directors. These methods include, but are not limited to, the fundamental analytical data relating to the investment; the nature and duration of restrictions in the market in which they are traded (including the time needed to dispose of the security, methods of soliciting offers and mechanics of transfer); the evaluation of the forces which influence the market in which these securities may be purchased or sold, including the economic outlook and the condition of the industry in which the issuer participates. The Fund has a Valuation Committee comprised of independent directors which oversees the valuation of portfolio securities.

The Valuation Committee of the Fund shall meet to consider any fair valuations.  This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;  trading activity and prices of similar securities or financial instruments.

FAIR VALUE MEASUREMENTS

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.  The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2017:

	Level 1*	Level 2*	Level 3**	Total
Equity
Airports	$6,503,231	$-	$-	$6,503,231
Auto Parts and Equipment	4,035,157	-	-	4,035,157
Banking Service Groups	1,144,910			1,144,910
Beverages	5,275,204	-	-	5,275,204
Building Materials	6,587,043	-	-	6,587,043
Capital Development Certificates	-	-	2,096,516	2,096,516
Chemical Products	4,508,218	-	-	4,508,218
Construction and Infrastructure	4,744,849	-	-	4,744,849
Energy	3,267,438			3,267,438
Financial Groups	13,079,715	-	-	13,079,715
Food	1,705,956	-	-	1,705,956
Holding Companies	2,996,979	-	-	2,996,979
Hotels, Restaurants, and Recreation	2,539,644	-	1,479,466	4,019,110
Mining	9,098,137	-	-	9,098,137
Real Estate Services	2,748,736	-	-	2,748,736
Retail	8,326,695		-	8,326,695
Telecommunications	11,539,219	-	-	11,539,219
Total Equity	$88,101,131	$-	$3,575,982	$91,677,113
Short-Term Investments	$114,515	$2,613,063	$-	$2,727,578
Total Investments in Securities	$88,215,646	$2,613,063	$3,575,982	$94,404,691

* Transfers between Levels are recognized at the end of the reporting period.
** The Fund measures Level 3 activity as of the beginning and end of each reporting period.

Transfers between Level 2 and Level 3 securities as of April 30, 2017 resulted from securities priced previously at the mean between the most recent bid and asked prices (Level 2 securities) to a price provided by the Adviser (Level 3 securities). Transfers as of April 30, 2017 are summarized in the table below:

Transfers into Level 2	$-
Transfers out of Level 2	(1,479,466)
Net transfers in and/or out of Level 2	$(1,479,466)

Transfers into Level 3	$1,479,466
Transfers out of Level 3	-
Net transfers in and/or out of Level 3	$1,479,466

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended April 30, 2017.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Category	Balance as of 7/31/2016	Acquisitions	Dispositions	Return of Capital	Realized Gain (Loss)	Change in unrealized appreciation (depreciation)	Balance as of 4/30/2017
Common Stock	$2,188,852	$-	$(765,432)		$186,269	$(130,223)	$1,479,466
Capital Development Certificates	2,494,332	-	-	(311,734)	(147,026)	60,944	2,096,516
	$4,683,184	$-	$(765,432)	$(311,734)	$39,243	$(69,279)	$3,575,982

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2017:

	Fair Value April 30, 2017	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Common Stock	$1,479,466	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease
Capital Development Certificates	$2,096,516	Market Comparables/ Sum of the Parts Valuation	Liquidity Discount	Decrease

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
This column represents the directional change in the fair value of the Level 3 investment that would result from increases to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Mexico Equity & Income Fund, Inc.

By (Signature and Title)  /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date  6/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Maria Eugenia Pichardo
 Maria Eugenia Pichardo, President

Date   6/13/2017

By (Signature and Title)* /s/ Arnulfo Rodriguez
 Arnulfo Rodríguez, Chief Financial Officer

Date  6/13/2017

* Print the name and title of each signing officer under his or her signature.